Deferred tax assets and liabilities (Details 4) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Deferred tax assets and liabilities [Abstract]
Profit before income taxes	₨ 1,862,838	₨ 1,600,276	₨ 1,019,716
Enacted tax rates in India	25.17%	34.94%	34.94%
Computed expected tax expense / (benefit)	₨ 468,876	₨ 559,209	₨ 356,343
Effect of:
Share based payment expense not deductible for tax purposes	0	0	0
Recognition of previously unrecognised deferred tax asset on temporary differences	(37,923)	(267,566)	84,588
Difference on account differential tax rates in different jurisdictions	23,917	(1,555)	7,149
Expenses/income not taxable	0	3,491	0
Recognition of current year temporary differences		(129,500)	(33,028)
Recognition of previously unrecognized tax losses			(100,713)
Difference on account of differential tax rates in different companies	0	(86,987)	0
Effect of expenses that are not deductible in determining taxable profit	7,224	3,092
Unrecognized temporary differences	14,875	2,056	0
Utilisation of previously unrecognised temporary differences	(718)	(28,182)	0
Effect of rate difference in opening and closing deferred tax	0	14,356	0
Others	(10,920)	0	0
Reversal of previously recognised temporary differences	125,591	0	0
Tax expense (income), continuing operations	₨ 590,922	₨ 68,414	₨ 314,339